Organization and Principal Activities (Details)					1 Months Ended	6 Months Ended
	Oct. 04, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 03, 2021 USD ($)	Oct. 21, 2020 $ / shares shares	Nov. 30, 2021 EUR (€)	Sep. 30, 2024 $ / shares shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 04, 2024 $ / shares shares	Apr. 05, 2024 shares	Mar. 31, 2024 $ / shares shares	Mar. 28, 2023 $ / shares shares
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.081
Consideration amount			$ 1		€ 5,000
Consideration transferred (in Dollars) | $			$ 1
Recognized gain (in Dollars) | $	$ 33,165
Price per share (in Dollars per share) | $ / shares		0.0001				$ 0.0001				$ 0.0001	$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares		$ 0.0001				$ 0.0001				$ 0.0001	$ 0.0001
Shares issued and sold		289,104,000
Common stock price (in Dollars per share) | $ / shares		$ 0.0081
Gross proceed (in Dollars) | $		$ 2,339,937
Common stock, shares authorized		700,000,000				700,000,000				700,000,000
Preferred stock, shares authorized		30,000,000				30,000,000				30,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio						10
Common stock, shares, outstanding						291,563,930				291,563,930
Common stock, shares, issued		291,563,930				291,563,930				291,563,930
Preferred stock, shares authorized		545,386				545,386				545,386
QDMI Software Group Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%
LGL [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%
QDMS [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized											200,000,000
Preferred stock, shares authorized											5,000,000
Common stock, shares, outstanding						29,156,393			29,156,393
Common stock, shares, issued						29,156,393
Maximum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized											700,000,000
Preferred stock, shares authorized											30,000,000
Common stock, shares, outstanding						291,563,930			291,563,930
Common stock, shares, issued						291,563,930
Common Stock [Member]
Organization and Principal Activities [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares				$ 0.0001
QDM BVI [Member]
Organization and Principal Activities [Line Items]
Shares issued				30,000
QDM International Inc. [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage						60.90%
Subsequent Event [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares, outstanding									29,156,393
Subsequent Event [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares, outstanding									291,563,930
Subsequent Event [Member] | Mr. Zheng [Member]
Organization and Principal Activities [Line Items]
Preferred stock, shares authorized							6,000,000
Preferred stock share price (in Dollars per share) | $ / shares							$ 0.1
Outstanding principal amount (in Dollars) | $							$ 600,000
Series C Convertible Preferred Stock [Member] | QDM Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Shares issued				900,000
Series C Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Convertible preferred stock shares				11
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Series B Preferred Stock [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Preferred stock share price (in Dollars per share) | $ / shares								$ 0.0001
Series B Preferred Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Preferred stock, shares authorized								2,000,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Preferred stock, shares authorized								10,000,000